Income Taxes - Reconciliation of Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning balance	$ 1,036	$ 10,357	$ 246
Additions for current years’ tax positions	50	96	64
Additions for prior years’ tax positions (1)	4	23	10,150
Reductions for prior years’ tax positions	(18)	(9,354)	(16)
Reductions for settlements	0	0	0
Reductions for expiration of statute of limitations		(86)	(87)
Ending balance	$ 1,072	$ 1,036	$ 10,357